Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Sales	$ 40,827	$ 36,588
General Motors [Member]
Revenue from External Customer [Line Items]
Sales	6,303	6,481
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Sales	5,721	5,760
Fiat or Chrysler Group [Member]
Revenue from External Customer [Line Items]
Sales	5,693	5,311
BMW [Member]
Revenue from External Customer [Line Items]
Sales	4,826	3,676
Daimler AG [Member]
Revenue from External Customer [Line Items]
Sales	4,687	4,474
Volkswagen [Member]
Revenue from External Customer [Line Items]
Sales	4,128	3,849
Other Customers [Member]
Revenue from External Customer [Line Items]
Sales	$ 9,469	$ 7,037